                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Fidelity Brokerage Services, Inc. & National Financial Services Corporation, First Union National Bank, Great West Life & Annuity Insurance Company/Benefits Corp. Equities, Inc., Huntington Bank, Invesco Retirement and Benefit Services, Inc., Lincoln National Life Insurance Company, Dean Witter Reynolds, Inc., National Deferred Compensation, Inc., Wells Fargo Bank, N.A. on behalf of itself and its Affiliated Banks, Smith Barney, Inc. and Union Bank of California, N.A. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE